INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
6.	INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
Intangible assets, net consist of the following:

	As of December 31,
	2018	2019
Intangible assets with indefinite life:
Brand name (Note 3)	1,340	1,340
Master brand agreement	192	192
Intangible assets with definite life:
Franchise agreements	95	95
Favorable lease agreements	278	1 3
Purchased software	69	72
Other intangible assets	—	20

Total	1,974	1,732
Less: Accumulated amortization	(140)	(70)

Total	1,834	1,662

Unfavorable lease

As of December 31, 2018
Unfavorable lease agreements	3
Less: Accumulated amortization	(2)

Unfavorable lease agreements, net	1

The values of favorable lease agreements were determined based on the estimated present value of the amount the Group has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired lease that exceeded market prices and are recognized as other long-term liabilities. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term before January 1, 2019
.

Favorable lease agreements and unfavorable lease agreements in which the Group acts as a lessee were reclassified to operating lease right-of-use assets on January 1, 2019, upon adoption of ASC 842
.
For the favorable lease agreements in which the Group acts as a lessor were accounted as intangible assets as before.
Amortization expense of intangible assets for the years ended December 31
, 2017
, 2018
and 20
19
amounted to RMB31, RMB39 and RMB16, respectively.
The annual estimated amortization expense for the above intangible assets excluding brand name and master brand agreement for the following years is as follows:

Amortization for Intangible Assets
2020	14
2021	14
2022	13
2023	13
2024	12
Thereafter	64

Total	130